KINGSBARN DIVIDEND OPPORTUNITY ETF

Schedule of Investments

July 31, 2025 (unaudited)

		Shares	Value
95.05%	COMMON STOCKS

13.51%	BUSINESS DEVELOPMENT COMPANIES
	Goldman Sachs BDC, Inc.	11,784	$132,216
	Runway Growth Finance Corp.	12,753	137,095
	Trinity Capital Inc.	9,411	141,071
			410,382
28.75%	COMMERCIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	Acres Commercial Realty Corp(A)	6,900	135,792
	BrightSpire Capital, Inc.	26,588	137,726
	Claros Mortgage Trust, Inc.(A)	42,973	122,473
	Granite Point Mortgage Trust, Inc.	53,113	135,438
	Sachem Capital Corp.	172,693	200,324
	TPG RE Finance Trust, Inc.	16,319	141,975
			873,728

52.79%	RESIDENTIAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	AGNC Investment Corp.	14,796	139,526
	Annaly Capital Management, Inc.	10,524	213,953
	ARMOUR Residential REIT, Inc.	12,930	210,888
	Cherry Hill Mortgage Investment Corp.	52,800	146,784
	Dynex Capital, Inc.	17,091	212,612
	Ellington Residential Mortgage REIT	23,736	138,856
	Invesco Mortgage Capital, Inc.	28,254	213,318
	New York Mortgage Trust, Inc.	30,790	194,901
	Orchid Island Capital, Inc.	19,157	133,333
			1,604,170

95.05%	TOTAL COMMON STOCKS		2,888,281

KINGSBARN DIVIDEND OPPORTUNITY ETF

Schedule of Investments

July 31, 2025 (unaudited)

		Shares	Value

95.05%	TOTAL INVESTMENTS	12	$2,888,281

4.95%	Other assets, net of liabilities		150,298
100.00%	NET ASSETS		$3,038,579

(A) Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$2,888,281	$—	$—	$2,888,281
TOTAL INVESTMENTS	$2,888,281	$—	$—	$2,888,281

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,900,105, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$49,438
Gross unrealized depreciation	(61,262)
Net unrealized appreciation	$(11,824)